MANAGEMENT'S LIQUIDITY PLANS (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net Income (Loss) Attributable To Parent	$ 1,487,928	$ (15,058,274)
Working Capital Deficiency	2,800,000
Retained Earnings (Accumulated Deficit)	(128,431,375)	(129,919,303)
Assets	11,125,133	10,311,717
Stockholders' Equity Attributable To Parent	(8,673,385)	(14,983,682)	(17,871,280)
Total Allocation of Proceeds	437,500	250,000
Cash and Cash Equivalents, At Carrying Value	369,023	668,407	1,825,858
Proceeds from Warrant Exercises	564,500
Line Of Credit Facility, Amount Outstanding	600,000	0	0
Lpc Agreement [Member] | Subsequent Event [Member]
Obligation To Purchase Common Stock Value On Issue	10,000,000
Maximum Common Stock Value Directed To Purchase	80,000
Purchase Of Common Stock Increasing Value Per Purchase	500,000
Common Stock Floor Price Per Share	$ 0.07
Maximum Percentage To Purchase Common Stock Shares	9.99%
Estimated Proceeds From Sale Of Common Stock	10,000,000
Treppel Credit Line [Member]
Line of Credit Facility, Interest Rate During Period	10.00%
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,000,000